Common Stock (Details Narrative)) - USD ($)	Dec. 31, 2021	Dec. 27, 2021	Jun. 30, 2021	Apr. 15, 2021	Apr. 07, 2021	Dec. 31, 2020
Common Stock, Capital Shares Reserved For Future Issuance		413,368
Common Stock, Shares Authorized				300,000,000
Common Stock, Shares, Issued, Total	144,379,308			100,000,000		42,066,172
Shares Issued, Price Per Share				$ 0.20
Chen Agreement [Member]
Common Stock, Shares, Issued, Total			5,342
Ainos KY [Member]
Common Stock, Shares, Issued, Total				100,000,000
Shares Issued, Price Per Share				$ 0.20
StephenChen
Common Stock, Shares, Issued, Total					48,077
Bernard Cohen [Member]
Common Stock, Shares, Issued, Total			107		5,769
Lawrence Lin [Member]
Common Stock, Shares, Issued, Total		2,946	3,846		11,538
John Junyong Lee [Member]
Common Stock, Shares, Issued, Total		28,826	21,926		109,038
Ya-Ju [Member]
Common Stock, Shares, Issued, Total			20,000
Shares Issued, Price Per Share			$ 0.38
Proceed From Issuance Of Common Stock			$ 7,600
Daniel Fisher [Member]
Common Stock, Shares, Issued, Total			150,400
Shares Issued, Price Per Share			$ 0.38
Proceed From Issuance Of Common Stock			$ 57,152
Calibre Corporation [Member]
Common Stock, Shares, Issued, Total		1,491,953
Shares Issued, Price Per Share		$ 0.25
Aggregate Principal And Accrued Interest Amount		$ 372,988
i2China Management Group LLC [Member]
Common Stock, Shares, Issued, Total		413,368
Shares Issued, Price Per Share		$ 0.25
Aggregate Principal And Accrued Interest Amount		$ 103,342
Common Stocks [Member]
Common Stock, Shares Outstanding And Reserved	163,915,625
Reserved For Conversion Of Convertible Debt To Stock	17,213,700
Future Exercise Of Stock Options	550,000
Shares Reserved For Warrant Conversion	452,617
Common Stock, Capital Shares Reserved For Future Issuance	1,320,000
Common Stock, Shares Authorized	300,000,000
Common Stock, Shares, Issued, Total	144,379,308